Annual Fund Operating Expenses	Apr. 30, 2026
Horizon Kinetics Inflation Beneficiaries ETF | Horizon Kinetics Inflation Beneficiaries ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Horizon Kinetics Blockchain Development ETF | Horizon Kinetics Blockchain Development ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Horizon Kinetics SPAC Active ETF | Horizon Kinetics SPAC Active ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Horizon Kinetics Energy and Remediation ETF | Horizon Kinetics Energy and Remediation ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Horizon Kinetics Japan Owner Operator ETF | Horizon Kinetics Japan Owner Operator ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%

[1]	Estimated for the current fiscal year.